Intangible Assets, Net - Schedule of Intangible Asset, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Carrying amount	$ 1,389	$ 839
Accumulated amortization	(350)	(237)
Net carrying amount	1,039	602
Purchased Software
Finite Lived Intangible Assets [Line Items]
Carrying amount	1,089	554
Accumulated amortization	(203)	(126)
Net carrying amount	886	428
Trademark
Finite Lived Intangible Assets [Line Items]
Carrying amount	121	115
Accumulated amortization	(62)	(47)
Net carrying amount	59	68
Licensed Copyrights
Finite Lived Intangible Assets [Line Items]
Carrying amount	179	170
Accumulated amortization	(85)	(64)
Net carrying amount	$ 94	$ 106